Property and Equipment, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Line Items]
Depreciation expense				$ 255,046		$ 1,125,254	$ 1,207,510
Research and development expenses	$ 261,168	$ 2,479,627		2,195,161		5,198,329	9,219,595
Other operating expenses	992,397	3,560,897		3,940,541		11,155,629	18,805,002
Impairment loss
Loss on disposal of property, plant and equipment				58,621		79,822
Gain on disposal of fixed assets		58,621
Hong Kong healthcare services [Member]
Property and Equipment, Net [Line Items]
Other operating expenses						28,128
Leasehold Improvements, Furniture and Fixtures and Office Equipment [Member]
Property and Equipment, Net [Line Items]
Research and development expenses				1,421,782
Office Equipment [Member]
Property and Equipment, Net [Line Items]
Research and development expenses				5,520
Property, Plant and Equipment [Member]
Property and Equipment, Net [Line Items]
Research and development expenses		1,421,782
Depreciation expense		235,827
Research and Development Expense [Member]
Property and Equipment, Net [Line Items]
Research and development expenses		$ 5,520
DiamiR Biosciences Corp. [Member]
Property and Equipment, Net [Line Items]
Depreciation expense			$ 20,828		$ 20,052
Depreciation expense			$ 20,828		$ 20,052
Previously Reported [Member]
Property and Equipment, Net [Line Items]
Depreciation expense				$ 235,827		$ 1,041,234	$ 1,092,957